Commitments and Contingencies - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,335
Total commitments	27,421
Outstanding letters of credit	$ 375	$ 364
Minimum
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments subject to regulatory approval or approved but not yet in service term	20 years
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 843
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments	$ 1,900